Employee Benefit Plan, Schedule, Asset Acquired and Disposed of within Year	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Acquired and Disposed of within Year [Abstract]
EBP, Schedule of Asset Held for Investment

	YUM! BRANDS 401(k) PLAN
	EIN: 13-3951308
	PN: 003
	Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
	December 31, 2025

Party in	Identity of issue, borrower,	Description	Shares held or		Current
Interest	or similar party with maturity date	of investment	rate of interest		value
*	YUM! Brands, Inc.	YUM! Stock	970,158	shares	$146,765,480
	Common/commingled trusts:
	Target Retirement Funds
*	State Street Global Advisors	Target Retirement Income	728,259	shares	11,410,360
*	State Street Global Advisors	Target Retirement 2025	1,297,299	shares	23,521,326
*	State Street Global Advisors	Target Retirement 2030	1,985,458	shares	38,968,586
*	State Street Global Advisors	Target Retirement 2035	2,625,490	shares	54,024,714
*	State Street Global Advisors	Target Retirement 2040	2,451,374	shares	52,476,565
*	State Street Global Advisors	Target Retirement 2045	2,113,521	shares	46,755,307
*	State Street Global Advisors	Target Retirement 2050	2,133,153	shares	48,343,654
*	State Street Global Advisors	Target Retirement 2055	2,036,644	shares	46,370,310
*	State Street Global Advisors	Target Retirement 2060	1,013,147	shares	23,069,357
*	State Street Global Advisors	Target Retirement 2065	364,109	shares	8,386,517
*	State Street Global Advisers	Target Retirement 2070	20,034	shares	236,561
*	State Street Global Advisors	Large Company Index Fund	7,427,427	shares	226,551,382
*	State Street Global Advisors	Mid-Sized Company Index Fund	3,112,715	shares	85,207,474
*	State Street Global Advisors	International Index Fund	4,672,097	shares	89,040,833
*	State Street Global Advisors	Bond Market Index Fund	5,407,733	shares	62,405,240
*	State Street Global Advisors	Small Company Index Fund	1,930,565	shares	34,450,936
*	State Street Global Advisors	Government Short Term Investment Fund	553,286	shares	1,615,510
*	Invesco	Invesco Stable Value Trust Fund	39,232,420	shares	39,232,420
	Total				892,067,052

*	Charles Schwab & Co.	Self-directed Brokerage Account	Various		19,578,795
*	Loans to participants (maturing through 2029)		Interest rates range from 4.25% to 9.50%		6,675,614
	Total				$1,065,086,941

	*Party-in-interest as defined by ERISA.

	Historical cost information is not required in Schedule H, Line 4i - Schedule of Assets (Held at End of Year) for participant-directed investment funds.